Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 115	$ 153
Accounts receivable	414	296
Due from affiliated companies	53	49
Income and other taxes receivable	6	18
Prepaid expenses	36	23
Current derivative assets	3	2
Total	627	541
Non-current assets
Property, plant and equipment, net	405	362
Intangible assets, net	1,158	1,323
Goodwill	1,380	1,428
Deferred income taxes	23	7
Other long-term assets	33	34
Total	2,999	3,154
Total assets	3,626	3,695
Current liabilities
Accounts payable and accrued liabilities	327	252
Due to affiliated companies	71	31
Income and other taxes payable	67	91
Advance billings and customer deposits	7	8
Current portion of provisions	2	17
Current maturities of long-term debt	328	92
Current portion of derivative liabilities	5	1
Total	807	492
Non-current liabilities
Provisions	10	24
Long-term debt	820	1,674
Derivative liabilities	17	57
Deferred income taxes	305	324
Other long-term liabilities	12	13
Total	1,164	2,092
Total liabilities	1,971	2,584
Owners’ equity	1,655	1,111
Total liabilities and owners’ equity	3,626	3,695
Contingent Liabilities